ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Additional Information (Detail) - ARS ($) $ in Thousands			9 Months Ended
	Apr. 01, 2024	Jan. 01, 2023	Sep. 30, 2024
Disclosure of additional information [line items]
Percentage of monthly contribution to deposit insurance fund			0.015%
Electrigal SA
Disclosure of additional information [line items]
Equity investments, shares			1,222,406
Net insurance contracts
Disclosure of additional information [line items]
Insurance system to demand deposits and time deposits limits	$ 25,000	$ 6,000